[GRAPHIC OMITTED]

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2002

                                 [LOGO OMITTED]

                                       NEW
                                    COVENANT
                                      FUNDS

                            New Covenant Growth Fund
                            New Covenant Income Fund
                        New Covenant Balanced Growth Fund
                        New Covenant Balanced Income Fund

           200 EAST TWELFTH STREET, SUITE C, JEFFERSONVILLE, IN 47130

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
SHAREHOLDER LETTER ......................................................   2
PORTFOLIO OF INVESTMENTS ................................................   4
STATEMENTS OF ASSETS AND LIABILITIES ....................................  12
STATEMENTS OF OPERATIONS ................................................  13
STATEMENTS OF CHANGES IN NET ASSETS .....................................  14
FINANCIAL HIGHLIGHTS ....................................................  16
NOTES TO FINANCIAL STATEMENTS ...........................................  18

--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

Anticipating a recovery in 2002, investors endured a third straight down year in the stock market. The last time this occurred was 60 years ago, from 1939-1941. The Standard & Poor's 500 stock index was down 22.10% in 2002, its worst decline since 1974. Amidst corporate scandals, the threat of continued terrorism, and an economy waiting for corporate spending to fuel a recovery, the markets fell. Will the fourth quarter 2002 rally be the beginning of a sustained recovery or will it run out of steam as it did a year ago? Will the market rally strongly as it did in 1991 when it was up 20% following a short bear market; will it eke out a modest single-digit return as it did in 1942 and 1979 as current analysts suggest; or will it be a fourth consecutive down-market year like 1932? The answer lies in the threat of war with Iraq, a recovery that could be lackluster owing to a weak though prolonged recession, and/or the strength of the US dollar. Historically, low investor confidence bodes well for coming markets. We are cautiously optimistic.

By summer 2002, it was expected that the markets would have turned during the second quarter. But, the threat of continued terrorist attacks, weak corporate profits, and the "crisis of confidence" in corporate America stalled the markets as they "regressed to the mean." The Enron debacle sparked a string of related and unrelated problems in the corporate sector that included Adelphia, Tyco, Worldcom, and Xerox. By July 1, 2002, the technology bubble had clearly vaporized, having reached a five-year low. While stocks in general did poorly, value stocks performed less poorly, declining about half as much as growth stocks. Technology and Nasdaq stocks were brutalized with the only positive jolt coming in the fourth quarter, but too little, too late.

The summer of 2002, however, was cause for celebration as we marked the 3rd anniversary of the creation of the New Covenant Funds family as 1940 Act open-ended mutual funds.

THE PRUDENCE OF BALANCED INVESTING
In these uncertain times, the New Covenant Balanced Growth Fund weathered the year down 9.87% and up 5.26% during the fourth quarter against the composite index* down 8.42% and up 5.32%, respectively. The 40% bond component of the total-return strategy has given the Balanced Growth Fund the ability to sustain value against the sinking stock market. The Fund was down only 1.12% in 2000, down 3.13% in 2001, and now down 9.87% in 2002, for an annualized investment decline of 4.79% over the past three years. This compared well versus the average balanced mutual funds as reported by THE WALL STREET JOURNAL, which stated the average balanced fund was down 11.71% in 2002 and over the past three years was down an average annualized rate of down 4.99%. This also compared competitively against the backdrop of three-year annualized declines of 14.54% for the Standard & Poor's 500 and 31.00% for the Nasdaq.

The New Covenant Growth Fund was up 7.80% during the fourth quarter but down 21.97% for 2002 against the Wilshire 5000 Total Market Index, up 7.82% and down 20.86%, respectively. The Standard & Poor's 500 was up 8.43% in the fourth quarter. The Standard & Poor's 500 stock index declined 22.10% in 2002, exceeding the drop of 13.20% in 2001, and the 12.10% fall in 2000.

In the summer of 2002, the Trustees approved an automatic rebalancing strategy for both the New Covenant Growth Fund and the balanced funds in order to keep the funds within close proximity of their respective target allocations.

BONDS PROVIDED A HAVEN
Meanwhile, bonds performed in positive territory. Lack of confidence in the economy led investors to flee to the safety of US government treasuries and the highest quality of corporate bonds. The Lehman Aggregate was up 1.57% during the fourth quarter and up 10.25% for the year, while our New Covenant Income Fund was up 1.38% and 9.60%, respectively. According to Lipper, Inc., the average intermediate bond fund** was up 8.14% and the average long-term US bond fund was up 10.71% in 2002.

LOOKING AHEAD
We do not believe that the stock market returns of the next few years will replicate the returns of the late 1990's where big double-digit returns were commonplace. We expect modest returns in line or slightly less than the longer-term market average returns. Returns of stocks and bonds will most likely be positive but in the single digits for the coming years, with the general market regaining a level of health and happiness where well-managed companies provide solid returns. Corporate earnings are improving and the Federal Reserve seems reluctant to raise interest rates in the foreseeable future. Both situations are hopeful for solid, positive returns in 2003. The clouds of possible war with Iraq currently shadow good economic news.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
We have reviewed each of our investment sub-advisers, confirming their consistent approach to the selection of securities and their diligence in the review and research of companies and their financial reports. No one could have anticipated the financial fraud perpetrated on shareholders by some of the largest publicly-held companies. Processes and procedures of our investment sub-advisers have been scrutinized and are being even more carefully carried out in the analysis and selection of securities for our portfolios.

We believe the portfolios are positioned to perform well during the recovery. We are grateful for your continued confidence in investing your assets with us in these turbulent times.

                                        /S/ DENNIS J. MURPHY
                                        Dennis J. Murphy
                                        Executive Vice President
                                          and Chief Investment Officer
                                        The NCF Investment Department of
                                          New Covenant Trust Company, N.A.***
FIND US ON THE WEB
You can now find our funds listed on WWW.SOCIALFUNDS.COM. In an article last month, this site featured New Covenant Funds highlighting our long-term commitment to socially responsible investing. You can also visit us on our website at WWW.NEWCOVENANTFUNDS.COM.

* Unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees, or expenses.

** Lipper, Inc., bond fund indices are based on the largest funds within the same investment objective and do not include multiple share classes of similar funds. Source: THE WALL STREET JOURNAL, 1/6/03.

*** A subsidiary of the Presbyterian Foundation.

Past performance is no guarantee of future results. Share prices will fluctuate and you may have a gain or loss when you redeem shares. The benchmark indices are unmanaged indices that are not available for direct investment.

PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406
--------------------------------------------------------------------------------

                            New Covenant Growth Fund
                           TEN LARGEST STOCK HOLDINGS
                              at December 31, 2002
                 (Portfolio composition may change at any time)

Security                           Market Value   % of Portfolio   Sector
--------                           ------------   --------------   ------
Microsoft Corp.                     $13,948,660          2.1%      Computer Services and Software
Citigroup, Inc.                      11,625,931          1.7       Financial Services
General Electric Co.                 11,003,765          1.6       Diversified Operations
Exxon Mobil Corp.                     9,744,766          1.5       Oil and Gas
Pfizer, Inc.                          9,728,138          1.5       Pharmaceuticals
American International Group, Inc.    7,624,572          1.1       Insurance
PepsiCo, Inc.                         7,237,775          1.1       Food and Beverages
Cisco Systems, Inc.                   6,908,285          1.0       Technology
Schering-Plough Corp.                 6,782,100          1.0       Pharmaceuticals
Proctor & Gamble Co.                  6,665,506          1.0       Consumer Products

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
COMMON STOCK -- 98.1%
            ADVERTISING -- 1.1%
    21,000  Catalina Marketing Corp.* ..... $    388,500
   204,500  Interpublic Group of
               Cos., Inc. .................    2,879,360
    52,600  Lamar Advertising Co.* ........    1,769,990
    37,300  Omnicom Group, Inc. ...........    2,409,580
                                            ------------
                                               7,447,430
                                            ------------
            AEROSPACE -- 0.8%
    45,000  Goodrich Corp. ................      824,400
    36,100  Honeywell International, Inc. .      866,400
    50,500  Teledyne Technologies, Inc. ...      791,840
    42,400  United Technologies Corp. .....    2,626,256
                                            ------------
                                               5,108,896
                                            ------------
            AUTOMOTIVE -- 1.1%
    14,400  American Axle & Manufacturing
              Holdings, Inc.* .............      337,248
     8,200  Bayerische Motoren Werke AG ...      248,847
    10,900  DaimlerChrysler AG ............      335,703
   112,500  Dana Corp. ....................    1,323,000
    22,500  General Motors Corp. ..........      829,350
    18,062  Hyundai Motor Co. Ltd. GDR ++ .      211,299
    12,700  Johnson Controls, Inc.* .......    1,018,159
    12,900  Lear Corp.* ...................      429,312
   165,000  Mitsubishi Motors Corp. (L) ...      354,555
   122,000  Nissan Motor Co. Ltd. .........      951,984
    16,900  Renault SA ....................      794,130
    55,000  Suzuki Motor Corp. ............      597,876
                                            ------------
                                               7,431,463
                                            ------------
            BANKING -- 6.4%
    63,357  ABN AMRO Holdings NV ..........    1,035,816
    12,736  Allied Irish Banks Plc ........      174,808
    37,617  Australia and New Zealand
              Banking Group Ltd. ..........      367,511
    91,400  Banco Bilbao Vizcaya
              Argentaria, SA ..............      874,705
    93,670  Bank of America Corp. .........    6,516,622
    90,400  Bank One Corp. ................    3,304,120
    68,800  Barclays Plc ..................      426,435
    24,200  BNP Paribas SA ................      986,060
    47,145  Charter One Financial, Inc. ...    1,354,476
    30,469  Credit Suisse Group ...........      661,081
   113,000  DBS Group Holdings Ltd. ADR ++       716,623
     3,700  Deutsche Bank AG ..............      170,446
    34,000  ForeningsSparbanken AB ........      401,913
    60,200  Golden West Financial Corp. ...    4,322,962
    48,400  Hang Seng Bank Ltd. ...........      515,133
    38,900  Hibernia Corp. Class A ........      749,214
    45,300  Huntington Bancshares, Inc. ...      847,563
   110,400  KeyCorp .......................    2,775,456
     6,300  M&T Bank Corp. ................      499,905
     9,515  National Australia Bank Ltd. ..      170,114
   167,900  National City Corp. ...........    4,587,028
    60,200  Royal Bank of Scotland Group Plc   1,442,125
    41,600  Sovereign Bancorp, Inc. (L) ...      584,480
    59,300  Standard Chartered Plc ........      674,005
    14,000  Svenska Handelsbanken AB Class A     186,381
    88,000  U.S. Bancorp ..................    1,867,360
    48,700  UnionBanCal Corp ..............    1,912,449
   118,600  Wachovia Corp. ................    4,321,784
    11,700  Webster Financial Corp. .......      407,160
                                            ------------
                                              42,853,735
                                            ------------

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
            BROADCASTING AND MEDIA -- 2.6%
   301,650  AOL Time Warner, Inc.* ........  $ 3,951,615
    45,970  Clear Channel
               Communications, Inc.* ......    1,714,221
    26,000  Gannett Co., Inc. .............    1,866,800
   432,040  Liberty Media Corp. Class A* ..    3,862,438
    29,239  News Corp. Ltd. ...............      189,013
    72,600  Pearson Plc ...................      671,475
    36,300  Radio One, Inc. Class D* (L) ..      523,809
   123,000  Reuters Group Plc* ............      351,485
    17,100  Scripps (E.W.) Co. Class A ....    1,315,845
     7,700  Societe Television
              Francaise 1* (L) ............      205,717
    16,600  Tribune Co. ...................      754,636
    54,900  Viacom, Inc. Class B* .........    2,237,724
                                            ------------
                                              17,644,778
                                            ------------
            CHEMICALS -- 1.5%
    23,800  BOC Group Plc .................      340,246
   104,817  du Pont (E.I.) de Nemours & Co.    4,444,241
    30,000  Ecolab, Inc. ..................    1,485,000
   141,700  Engelhard Corp. ...............    3,166,995
     6,200  Nitto Denko Corp. .............      176,591
     7,000  Norsk Hydro ASA ...............      313,738
     5,200  Shin-Etsu Chemical Co. Ltd. ...      170,456
    17,100  Wellman, Inc. (L) .............      230,679
                                            ------------
                                              10,327,946
                                            ------------
            COMMERCIAL SERVICES -- 1.1%
    41,820  Accenture Ltd., Class A* ......      752,342
    27,000  Fluor Corp. ...................      756,000
    22,300  Jacobs Engineering Group, Inc.*      793,880
    42,300  Manpower, Inc. ................    1,349,370
    35,000  Sabre Holdings Corp.* .........      633,850
    63,400  USA Interactive* ..............    1,453,128
    32,700  Weight Watchers
              International, Inc.* ........    1,503,219
                                            ------------
                                               7,241,789
                                            ------------
            COMPUTER SERVICES AND SOFTWARE -- 6.8%
    57,680  Affiliated Computer Services, Inc.
              Class A* ....................    3,036,852
    23,600  ASML Holding NV* ..............      197,127
    47,400  Automatic Data Processing, Inc.    1,860,450
    37,700  Computer Sciences Corp.* ......    1,298,765
   100,200  Dell Computer Corp.* ..........    2,679,348
    26,380  Electronic Arts, Inc.* ........    1,312,933
   160,000  Electronic Data Systems Corp. .    2,948,800
     1,300  Fuji Soft ABC, Inc. ...........       20,540
    58,300  Gartner, Inc. Class A* ........      536,360
   264,606  Hewlett-Packard Co. ...........    4,593,560
    42,700  Hyperion Solutions Corp.* .....    1,096,109
    45,730  Intuit, Inc.* .................    2,145,652
    38,000  Lexmark International, Inc.* ..    2,299,000
   209,068  Maxtor Corp.* .................    1,057,884
   269,800  Microsoft Corp.* ..............   13,948,660
    94,110  Network Appliance, Inc.* ......      941,100
   151,900  Oracle Corp.* .................    1,640,520
    81,090  PeopleSoft, Inc.* .............    1,483,947
     1,500  SAP AG ........................      118,870
   104,300  Sun Microsystems, Inc.* .......      324,373
    43,200  SunGard Data System, Inc.* ....    1,017,792
     7,500  TDK Corp. .....................      302,098
    90,700  Western Digital Corp.* ........      579,573
                                            ------------
                                              45,440,313
                                            ------------

                See accompanying notes to financial statements.
4

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            CONSTRUCTION AND BUILDING MATERIALS -- 0.7%
    34,600  Bouygues SA (L) ...............  $   966,507
    33,801  CRH Plc .......................      418,535
     3,466  Holcim Ltd. ...................      629,184
    97,200  Masco Corp. ...................    2,046,060
    50,000  Sekisui House Ltd. ............      353,923
                                            ------------
                                               4,414,209
                                            ------------
            CONSUMER PRODUCTS -- 3.4%
    24,440  Clorox Co. ....................    1,008,150
    16,200  Columbia Sportswear Co.* ......      719,604
    23,000  Furniture Brands
               International, Inc.* .......      548,550
    93,200  Gillette Co. ..................    2,829,552
    13,000  Hagemeyer NV ..................       94,127
    18,900  International Flavors &
               Fragrances, Inc. ...........      663,390
    28,200  Jones Apparel Group, Inc.* ....      999,408
    16,300  Kimberly-Clark Corp. ..........      773,761
   288,000  Li & Fung Ltd. ................      273,288
   101,900  Mattel, Inc. ..................    1,951,385
    54,440  Newell Rubbermaid, Inc. .......    1,651,165
    34,400  Nike, Inc. Class B ............    1,529,768
    29,000  Nikon Corp.* (L) ..............      217,983
     2,200  Nintendo Co. Ltd. .............      205,595
    77,560  Procter & Gamble Co. ..........    6,665,506
    43,100  Reebok International Ltd.* ....    1,267,140
   119,600  Unilever Plc ..................    1,137,947
                                            ------------
                                              22,536,319
                                            ------------
            DIVERSIFIED OPERATIONS -- 5.1%
    66,000  Brambles Industries Ltd. (L) ..      174,674
    88,800  Centrica Plc* .................      244,463
    83,000  Convergys Corp.* ..............    1,257,450
    32,600  Eaton Corp. ...................    2,546,386
   118,900  First Data Corp. ..............    4,210,249
   451,900  General Electric Co. ..........   11,003,765
    62,500  Hutchison Whampoa Ltd. ........      391,107
    42,900  Ingersoll-Rand Co. Class A ....    1,847,274
    50,100  ITT Industries, Inc. ..........    3,040,569
    80,000  Smiths Group Plc ..............      895,758
    15,000  SPX Corp. .....................      561,750
    55,900  Swire Pacific Ltd. Class A ....      213,611
    55,000  Textron, Inc. .................    2,364,450
   123,600  Thermo Electron Corp.* ........    2,486,832
   159,500  Tyco International Ltd. .......    2,724,260
                                            ------------
                                              33,962,598
                                            ------------
            ELECTRONICS -- 3.3%
    31,100  Actel Corp.* (L) ..............      504,442
    12,300  Advantest Corp. ...............      551,411
    10,200  Aixtron AG (L) ................       48,700
   154,510  Altera Corp.* .................    1,905,108
    33,500  Analog Devices, Inc.* .........      799,645
   159,330  Applied Materials, Inc.* ......    2,076,070
    10,100  Cabot Microelectronics
               Corp.* (L) .................      476,720
    42,100  Cirrus Logic, Inc.* ...........      121,248
   158,600  Cypress Semiconductor Corp.* ..      907,192
     5,800  Epcos AG* .....................       60,071
     8,100  Hirose Electric Co. Ltd. ......      618,404
    45,000  Hitachi Ltd. ..................      172,537
    12,900  Infineon Technologies AG* .....       94,621
     1,300  Infineon Technologies AG
              Sponsored ADR* ..............        9,347
   107,050  Jabil Circuit, Inc.* ..........    1,918,336
   356,000  Johnson Electric Holdings Ltd.       390,312
     1,300  Keyence Corp. .................      226,216
    73,680  KLA-Tencor Corp.* (L) .........    2,606,062

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
    16,100  Koninklijke (Royal) Philips
              Electronics NV ..............  $   282,139
     3,100  Koninklijke (Royal) Philips
              Electronics NV NY Shares ....       54,808
    52,800  Micron Technology, Inc.* ......      514,272
     5,500  Murata Manufacturing Co. Ltd. .      215,514
    90,000  NEC Corp. (L) .................      336,732
     9,200  Novellus Systems, Inc.* .......      258,336
     6,000  Rohm Co. Ltd. .................      763,967
    14,884  Samsung Electronics Co.
              Ltd. GDR ++ .................    1,970,228
    18,200  Sony Corp. ....................      760,697
    32,500  STMicroelectronics NV .........      637,061
     2,900  STMicroelectronics NV NY Shares       56,579
    47,135  Taiwan Semiconductor
              Manufacturing Co. Ltd.
              Sponsored ADR* ..............      332,302
    20,900  Tokyo Electron Ltd. ...........      945,757
    23,000  Venture Corp. Ltd. ............      184,317
    80,460  Xilinx, Inc.* .................    1,657,476
                                            ------------
                                              22,456,627
                                            ------------
            ENERGY -- 2.3%
     4,700  Chubu Electric Power Co., Inc.        83,964
    24,200  Cleco Corp. ...................      338,800
     7,200  Dominion Resources, Inc. ......      395,280
    89,500  Duke Energy Corp. .............    1,748,830
    37,900  Entergy Corp. .................    1,727,861
    71,837  Exelon Corp. ..................    3,790,839
    28,200  FPL Group, Inc. ...............    1,695,666
    12,000  Kansai Electric Power Co., Inc.      181,309
    20,300  MDU Resources Group, Inc. .....      523,943
    31,700  Pinnacle West Capital Corp. ...    1,080,653
    49,700  PPL Corp. .....................    1,723,596
   105,000  TXU Corp. .....................    1,961,400
                                            ------------
                                              15,252,141
                                            ------------
            ENTERTAINMENT AND LEISURE -- 0.5%
    39,500  Callaway Golf Co. .............      523,375
    41,600  Carnival Corp. ................    1,037,920
    71,430  Royal Caribbean Cruises Ltd. ..    1,192,881
    47,330  Walt Disney Co. ...............      771,952
                                            ------------
                                               3,526,128
                                            ------------
            FINANCIAL SERVICES -- 8.6%
     8,700  Acom Co. Ltd. .................      285,919
     5,190  Aiful Corp. ...................      195,057
    64,250  Ambac Financial Group, Inc. ...    3,613,420
    63,120  American Express Co. ..........    2,231,292
    72,100  Capital One Financial Corp. ...    2,142,812
   330,376  Citigroup, Inc. ...............   11,625,931
   165,050  Concord EFS, Inc.* ............    2,597,887
    29,500  Countrywide Financial Corp. ...    1,523,675
    62,000  Daiwa Securities Group, Inc. ..      275,335
    75,000  Equifax, Inc. .................    1,735,500
    93,000  Fannie Mae ....................    5,982,690
    14,300  Federated Investors, Inc.
               Class B ....................      362,791
    60,600  Freddie Mac ...................    3,578,430
     7,840  Goldman Sachs Group, Inc. .....      533,904
    47,400  HBOS Plc ......................      499,831
    30,600  ING Groep NV ..................      518,258
    20,100  Investment Technology
              Group, Inc.* ................      449,436
    12,200  Irish Life & Permanent Plc ....      131,861
    26,100  Lehman Brothers Holdings, Inc.     1,390,869
   105,700  MBIA, Inc. ....................    4,636,002
   129,600  Merrill Lynch & Co., Inc. .....    4,918,320
    67,500  Morgan Stanley ................    2,694,600
   104,000  Nikko Cordial Corp. ...........      350,552

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)
    34,000  Nomura Holdings, Inc. .........  $   382,203
     9,700  Orix Corp. ....................      625,305
    44,900  PNC Financial Services Group ..    1,881,310
     9,929  UBS AG* .......................      482,558
    44,500  Wells Fargo & Co. .............    2,085,715
                                            ------------
                                              57,731,463
                                            ------------
            FOOD AND BEVERAGES -- 4.4%
    35,600  Bunge Ltd. (L) ................      856,536
     5,700  Carrefour SA ..................      253,787
    29,900  Coca-Cola Co. .................    1,310,218
    64,200  Coca-Cola Enterprises, Inc. ...    1,394,424
    36,400  Compass Group Plc .............      193,383
    17,900  General Mills, Inc. ...........      840,405
     3,700  Groupe Danone .................      497,749
    39,600  Kellogg Co. ...................    1,357,092
    14,400  Koninklijke Numico NV .........      181,328
   123,700  Kroger Co.* ...................    1,911,165
    21,600  Lance, Inc. ...................      255,722
     5,465  Nestle SA .....................    1,158,065
   170,040  Pepsi Bottling Group, Inc. ....    4,370,028
   171,430  PepsiCo, Inc. .................    7,237,775
    91,000  Safeway, Inc.* ................    2,125,760
   117,600  Sara Lee Corp. ................    2,647,176
    18,300  Sensient Technologies Corp. (L)      411,201
    34,000  Tate & Lyle Plc ...............      172,422
    74,937  Tesco Plc .....................      234,046
    28,110  Whole Foods Market, Inc.* .....    1,482,240
    72,700  Woolworths Ltd. ...............      466,687
                                            ------------
                                              29,357,209
                                            ------------
            FORESTRY AND PAPER PRODUCTS -- 0.6%
    23,300  Abitibi-Consolidated, Inc. (L)       178,904
    17,800  Bowater, Inc. .................      746,710
    39,400  International Paper Co. .......    1,377,818
    27,000  Sumitomo Forestry Co. Ltd. ....      149,254
    25,700  Temple-Inland, Inc. ...........    1,151,617
    12,900  UPM-Kymmene Oyj (L) ...........      414,221
                                            ------------
                                               4,018,524
                                            ------------
            HEALTH SERVICES -- 2.0%
    70,500  Aetna, Inc. ...................    2,898,960
    23,400  Anthem, Inc.* .................    1,471,860
    31,400  HCA, Inc. .....................    1,303,100
    37,900  IDX Systems Corp.* (L) ........      645,437
    92,800  McKesson Corp. ................    2,508,384
    68,750  Wellpoint Health
              Networks, Inc.* .............    4,892,250
                                            ------------
                                              13,719,991
                                            ------------
            HOTELS AND OTHER LODGING PLACES -- 0.1%
     8,500  Accor SA (L) ..................      257,416
   240,000  Shangri-La Asia Ltd. ..........      156,956
                                            ------------
                                                 414,372
                                            ------------
            INSURANCE -- 4.2%
   122,664  Aegon NV ......................    1,578,078
     2,400  Allianz AG ....................      228,297
   131,799  American International
              Group, Inc. .................    7,624,572
   131,500  Aon Corp. .....................    2,484,035
    18,300  Arthur J. Gallagher & Co.* ....      537,654
     7,800  Assicurazioni Generali
              S.p.A (L) ...................      160,425
        66  Berkshire Hathaway, Inc.
              Class A* ....................    4,801,500
    60,400  Hartford Financial
              Services Group, Inc. ........    2,743,972
    56,900  Marsh & McLennan Cos., Inc. ...    2,629,349

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
    44,000  Mitsui Sumitomo
              Insurance Co. Ltd. ..........  $   202,444
     2,800  Muenchener Rueckversicherungs-
              Gesellschaft AG .............      334,953
     6,500  Principal Financial Group, Inc.      195,845
    77,300  Prudential Plc ................      546,320
    39,900  QBE Insurance Group Ltd. (L) ..      183,112
    27,000  Reinsurance Group of
              America, Inc. (L) ...........      731,160
    39,650  SAFECO Corp. ..................    1,374,665
    23,495  Swiss Re ......................    1,541,196
    14,273  Travelers Property Casualty Corp.
              Class A* ....................      209,099
    29,326  Travelers Property Casualty Corp.
              Class B* ....................      429,626
                                            ------------
                                              28,536,302
                                            ------------
            INTERNET SERVICES -- 0.8%
    48,290  Amazon.Com, Inc.* (L) .........      912,198
    93,880  BEA Systems, Inc.* ............    1,076,804
    39,700  CheckFree Corp.* (L) ..........      635,240
    14,500  eBay, Inc.* ...................      983,390
    27,100  TriZetto Group, Inc.* .........      166,394
    96,490  Yahoo!, Inc.* .................    1,577,611
                                            ------------
                                               5,351,637
                                            ------------
            MACHINERY AND EQUIPMENT -- 0.2%
    17,370  Deere & Co. ...................      796,415
    12,300  Schneider Electric SA .........      581,977
                                            ------------
                                               1,378,392
                                            ------------
            MANUFACTURING -- 1.3%
    41,800  Assa Abloy AB Class B .........      477,326
    30,860  Ball Corp. ....................    1,579,723
    16,560  Emerson Electric Co. ..........      842,076
    15,750  Maxim Integrated Products, Inc.      520,380
    48,400  National Semiconductor Corp.* .      726,484
    93,920  Pactiv Corp.* .................    2,053,091
    39,800  Rayovac Corp.* (L) ............      530,534
    18,200  Siemens AG (L) ................      773,477
     9,800  Tecumseh Products Co. Class A .      432,474
     1,500  THK Co. Ltd. (L) ..............       16,521
    16,200  ThyssenKrupp AG (L) ...........      181,045
   124,000  Toray Industries, Inc. ........      263,318
    14,200  Veeco Instruments, Inc.* (L) ..      164,152
                                            ------------
                                               8,560,601
                                            ------------
            MEDICAL PRODUCTS -- 5.0%
    20,550  Amgen, Inc.* ..................      993,387
    13,600  Bard (C.R.), Inc. .............      788,800
    93,900  Baxter International, Inc. ....    2,629,200
    24,400  Beckman Coulter, Inc. .........      720,288
    56,000  Becton, Dickinson, & Co. ......    1,718,640
    38,100  Cambrex Corp. (L) .............    1,151,001
    28,300  Cardinal Health, Inc. .........    1,675,077
    19,400  DENTSPLY International, Inc. ..      721,680
     7,800  Essilor International SA ......      321,259
     7,700  Forest Laboratories, Inc.* ....      756,294
    82,400  Genzyme Corp.* ................    2,436,568
    55,700  Guidant Corp.* ................    1,718,345
     5,900  Hoya Corp. ....................      413,154
   161,500  IMS Health, Inc. ..............    2,584,000
    94,300  Incyte Genomics, Inc.* ........      430,008
   109,820  Johnson & Johnson .............    5,898,432
    16,800  Laboratory Corp. of
              America Holdings* ...........      390,432
    17,230  Medtronic, Inc. ...............      785,688
    44,800  Sanofi-Synthelabo SA ..........    2,738,386
    24,200  St. Jude Medical, Inc.* .......      961,224

                See accompanying notes to financial statements.
6

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            MEDICAL PRODUCTS -- (CONTINUED)
       306  Synthes-Stratec, Inc. .........  $   187,669
    68,500  Triad Hospitals, Inc.* ........    2,043,355
    27,100  Universal Health
              Services, Inc. Class B ......    1,222,210
                                            ------------
                                              33,285,097
                                            ------------
            METALS AND MINING -- 0.5%
     4,800  Alcan, Inc. (L) ...............      140,769
    17,200  Alcoa, Inc. ...................      391,816
    55,000  Alumina Ltd. ..................      151,756
    23,462  BHP Billiton Ltd. .............      134,096
    29,901  BHP Billiton Ltd. Sponsored ADR      343,861
    78,967  BHP Billiton Plc ..............      421,753
     8,000  Companhia Vale do Rio Doce ADR*      231,280
    10,000  Companhia Vale do Rio Doce
              Sponsored ADR ...............      275,000
    49,800  Freeport-McMoRan Copper &
              Gold, Inc.* (L) .............      835,644
     5,100  Pechiney SA ...................      178,960
       500  Placer Dome, Inc. .............        5,653
    55,000  WMC Resources Ltd.* ...........      130,696
    14,000  Xstrata Plc* (L) ..............      146,277
                                            ------------
                                               3,387,561
                                            ------------
            OIL AND GAS -- 5.6%
     4,900  Amerada Hess Corp. ............      269,745
   127,100  BG Group Plc ..................      548,383
    55,100  Burlington Resources, Inc. ....    2,350,015
    49,811  ChevronTexaco Corp. ...........    3,311,435
    55,919  ConocoPhillips ................    2,705,920
    16,700  Devon Energy Corp. ............      766,530
    76,650  ENI S.p.A. (L) ................    1,218,556
   278,900  Exxon Mobil Corp. .............    9,744,766
   127,000  Halliburton Co. ...............    2,376,170
     5,362  L'Air Liquide SA ..............      707,266
     3,300  Lukoil Sponsored ADR (L) ......      202,755
   126,500  Marathon Oil Corp. ............    2,693,185
    15,800  Nicor, Inc. ...................      537,674
    34,660  Noble Corp.* ..................    1,218,299
    38,100  Ocean Energy, Inc. ............      760,857
    22,475  Patina Oil & Gas Corp. ........      711,334
     8,500  Praxair, Inc. .................      491,045
    48,600  Royal Dutch Petroleum Co. .....    2,139,385
     4,000  Royal Dutch Petroleum Co.
              NY Shares ...................      176,080
    15,700  Schlumberger Ltd. .............      660,813
    67,000  Statoil ASA ...................      565,768
    19,000  Suncor Energy, Inc. (L) .......      297,067
    56,700  Sunoco, Inc. ..................    1,881,306
    34,900  Unocal Corp. ..................    1,067,242
                                            ------------
                                              37,401,596
                                            ------------
            PHARMACEUTICALS -- 9.5%
    55,300  Abbott Laboratories ...........    2,212,000
    35,800  Alexion Pharmaceuticals,
              Inc.* (L) ...................      505,496
    19,480  Allergan, Inc. ................    1,122,438
    44,360  AmerisourceBergen Corp. .......    2,409,192
    37,880  AstraZeneca Plc ...............    1,353,837
    45,870  AstraZeneca Plc (Stockholm
              Registered) .................    1,610,890
       200  AstraZeneca Plc
              Sponsored ADR ...............        7,018
    50,610  Biovail Corp.* ................    1,336,610
    66,000  Bristol-Myers Squibb Co. ......    1,527,900
    33,000  Cephalon, Inc.* (L) ...........    1,606,044
    29,300  Chugai Pharmaceutical Co. Ltd.       279,000
    11,400  CV Therapeutics, Inc.* (L) ....      207,708
    77,400  Eli Lilly & Co. ...............    4,914,900

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
    80,900  Gilead Sciences, Inc.* ........  $ 2,750,600
     9,000  GlaxoSmithKline Plc ...........      172,712
    66,600  King Pharmaceuticals, Inc.* ...    1,144,854
    51,700  Merck & Co., Inc. .............    2,926,737
    60,000  Mylan Laboratories, Inc. ......    2,094,000
    39,024  Novartis AG ...................    1,423,863
   100,500  Omnicare, Inc. ................    2,394,915
   318,225  Pfizer, Inc. ..................    9,728,138
   141,500  Pharmacia Corp. ...............    5,914,700
    35,700  Regeneron Pharmaceuticals,
              Inc.* (L) ...................      660,807
     7,200  Roche Holding AG ..............      501,718
    18,000  Sankyo Co. Ltd. ...............      225,853
   305,500  Schering-Plough Corp. .........    6,782,100
    46,000  Shionogi & Co. Ltd. ...........      650,442
    24,100  Shire Pharmaceuticals
              Group Plc* ..................      154,226
   135,700  Watson Pharmaceuticals, Inc.* .    3,836,239
    85,000  Wyeth .........................    3,179,000
                                            ------------
                                              63,633,937
                                            ------------
            PRINTING AND PUBLISHING -- 0.2%
     3,000  Dai Nippon Printing Co. Ltd ...       33,193
    29,968  Singapore Press Holdings Ltd. .      314,450
    34,900  Thomson Corp. (L) .............      927,851
    10,620  VNU NV ........................      276,931
                                            ------------
                                               1,552,425
                                            ------------
            REAL ESTATE -- 0.7%
    20,900  Arden Realty, Inc. ............      462,935
    72,000  Cheung Kong (Holdings) Ltd. ...      468,559
     5,800  General Growth Properties, Inc.      301,600
   253,000  Hang Lung Properties Ltd. (L) .      244,942
   114,000  Hongkong Land Holdings Ltd. (L)      157,320
    38,800  Liberty Property Trust (L) ....    1,239,272
    44,000  Mitsubishi Estate Co. Ltd. ....      335,182
    63,000  Mitsui Fudosan Co. Ltd. .......      408,781
    11,700  ProLogis ......................      294,255
    16,000  Rouse Co. .....................      507,200
    27,000  Sumitomo Realty & Development Co.
              Ltd. (L) ....................      109,893
    23,000  Sun Hung Kai Properties Ltd. ..      136,259
                                            ------------
                                               4,666,198
                                            ------------
            RESTAURANTS -- 0.4%
    15,900  AFC Enterprises, Inc.* (L) ....      334,059
    15,200  Brinker International, Inc.* ..      490,200
   106,900  McDonald's Corp. ..............    1,718,952
                                            ------------
                                               2,543,211
                                            ------------
            RETAIL -- 5.3%
    36,000  Aeon Co. Ltd. .................      852,448
    35,110  AutoZone, Inc.* ...............    2,480,522
    89,540  Bed Bath & Beyond, Inc.* ......    3,091,816
    23,000  Chico's FAS, Inc.* (L) ........      434,930
   114,600  CVS Corp. .....................    2,861,562
    71,400  Dillard's, Inc. ...............    1,132,404
    26,300  Family Dollar Stores, Inc. ....      820,823
   143,000  Home Depot, Inc. ..............    3,426,280
    24,400  Hot Topic, Inc.* (L) ..........      558,272
    32,700  Industria de Diseno
              Textil, SA (L) ..............      772,403
    19,600  J. Jill Group, Inc.* (L) ......      274,008
    14,370  Kohl's Corp.* .................      804,002
    21,000  La-Z-Boy, Inc. ................      503,580
    22,300  Longs Drug Stores Corp. .......      462,502
   106,800  Lowe's Cos., Inc. .............    4,005,000
    63,142  Marks & Spencer Group Plc .....      320,208
    10,000  Metro AG (L) ..................      238,727

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            RETAIL -- (CONTINUED)
    37,610  Michaels Stores, Inc.* ........  $ 1,177,193
     1,300  Shimamura Co. Ltd. ............       82,818
   115,700  Staples, Inc.* ................    2,117,310
    38,000  Target Corp. ..................    1,140,000
    39,000  TJX Cos., Inc. ................      761,280
    21,200  Too, Inc.* (L) ................      498,624
    22,400  Tweeter Home Entertainment
              Group, Inc.* (L) ............      131,264
   130,620  Wal-Mart Stores, Inc. .........    6,597,616
                                            ------------
                                              35,545,592
                                            ------------
            TECHNOLOGY -- 3.1%
    11,000  Canon, Inc. (L) ...............      414,342
   527,350  Cisco Systems, Inc.* ..........    6,908,285
   413,880  Intel Corp. ...................    6,444,112
    81,190  International Business
              Machines Corp. ..............    6,292,225
    46,690  Texas Instruments, Inc. .......      700,817
                                            ------------
                                              20,759,781
                                            ------------
            TELECOMMUNICATIONS -- 6.9%
    32,300  America Movil SA de CV,
              Series L ADR ................      463,828
    65,640  AT&T Corp. ....................    1,713,860
   194,221  AT&T Wireless Services, Inc.* .    1,097,349
    36,200  BCE, Inc. (L) .................      653,066
    29,600  BellSouth Corp. ...............      765,752
    97,000  CenturyTel, Inc. ..............    2,849,860
   121,000  China Mobile (Hong Kong)
              Ltd.* .......................      287,823
   265,500  Citizens Communications
              Co.* (L) ....................    2,801,025
   106,172  Comcast Corp. Class A* ........    2,502,474
    62,600  Comcast Corp., Special
              Class A* ....................    1,414,134
    47,100  Deutsche Telekom AG* ..........      605,449
     9,800  Hellenic Telecommunications
              Organization SA (OTE) .......      107,978
        59  Japan Telecom Holdings Co. Ltd.      182,961
   131,700  Koninklijke (Royal) KPN NV ....      856,837
   770,900  Lucent Technologies, Inc.* ....      971,334
   224,000  mm02 Plc* .....................      159,575
    79,800  National Grid Transco Plc .....      586,472
    33,700  Nextel Partners, Inc.
              Class A* (L) ................      204,559
    82,400  Nokia Oyj .....................    1,309,968
       286  NTT DoCoMo, Inc. ..............      527,799
    56,530  QUALCOMM, Inc.* ...............    2,057,127
   240,000  Qwest Communications
              International, Inc.* ........    1,200,000
   152,900  SBC Communications, Inc. ......    4,145,119
    17,000  SES Global ....................      114,169
 1,242,799  Singapore Telecommunications
              Ltd. ........................      888,476
   297,600  Sprint Corp. ..................    4,309,248
     3,714  Swisscom AG ...................    1,075,770
   156,800  Telecom Corp. of New
              Zealand Ltd. ................      371,527
    37,800  Telecom Italia S.p.A . (L) ....      190,791
        87  Telefonaktiebolaget LM Ericsson
              Sponsored ADR* ..............          586
    33,400  Telefonos de Mexico, SA de CV
              (Telmex), Series L
              Sponsored ADR ...............    1,068,132
    24,000  Telephone and Data Systems,
              Inc. ........................    1,128,480
    27,800  Telus Corp. Non Vote ..........      284,198
    48,170  Univision Communications,
              Inc.* (L) ...................    1,180,165
    83,352  Verizon Communications, Inc. ..    3,229,890
    56,000  Vivendi Universal SA (L) ......      904,373
 2,176,768  Vodafone Group Plc ............    3,968,751
    15,600  Vodafone Telecel - Comunicacoes
              Pessoais SA .................      121,137
                                            ------------
                                              46,300,042
                                            ------------

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
            TRANSPORTATION -- 1.5%
    57,800  Burlington Northern
              Santa Fe Corp. .............. $  1,503,378
    13,200  CNF, Inc. .....................      438,768
    41,500  CSX Corp. .....................    1,174,865
    45,500  FedEx Corp. ...................    2,467,010
    52,000  Japan Airlines System
              Corp.* (L) ..................      110,862
    35,500  Kansas City Southern* .........      426,000
    44,000  Singapore Airlines Ltd. .......      258,748
    89,000  Tokyu Corp. (L) ...............      313,491
    21,600  Union Pacific Corp. ...........    1,293,192
    13,290  United Parcel Service,
              Inc. Class B ................      838,333
    37,400  USFreightways Corp. ...........    1,075,250
                                            ------------
                                               9,899,897
                                            ------------
            WASTE MANAGEMENT -- 0.5%
   118,000  Republic Services, Inc.* ......    2,475,640
    38,800  Waste Management, Inc. ........      889,296
                                            ------------
                                               3,364,936
                                            ------------
            Total Common Stock
              (Cost $773,582,451) .........  657,053,136
                                            ------------
EXCHANGE TRADED FUNDS -- 0.6% (Cost $4,329,444)
    46,900  SPDR Trust Series 1 (L) .......    4,137,987
                                            ------------
 Principal
  Amount
----------
REPURCHASE AGREEMENTS -- 1.3% (Cost $8,639,000)
$8,639,000    Agreement dated 12/31/2002 with
                State Street Bank, 0.930% to be
                repurchased at $8,639,446 on
                01/02/2003, collateralized by
                $2,585,000 Federal National
                Mortgage Association 6.000% due
                06/01/2016, Market Value
                $2,546,225; $3,540,000
                Federal Home Loan Mortgage
                Corp. 6.500% due 03/01/2032,
                Market Value $3,617,339; and
                $2,750,000 Federal Home Loan
                Mortgage Corp. 7.000% due
                04/01/2032, Market Value
                $2,798,660 ................    8,639,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $786,550,895) ...........  100.0%  $669,830,123

OTHER ASSETS AND
   LIABILITIES (NET) .............    0.0%       293,745
                                    -----   ------------
NET ASSETS .......................  100.0%  $670,123,868
                                    =====   ============

------------------------
*    Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $2,898,150 or 0.43% of net assets.
(L) Securities lending -- securities in whole or in part on loan at December 31, 2002.

     Abbreviations:
ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt
Ord. -- Ordinary

                See accompanying notes to financial statements.
8

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
  Principal                                             Value
   Amount                                             (Note 2)
---------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- 28.4%
$1,900,000  Alcoa, Inc.(L)
              6.500% due 06/15/2018 ............... $  2,072,659
 1,900,000  Alliance Capital Management
              5.625% due 08/15/2006 ...............    2,001,722
            American General Finance
 1,000,000    5.875% due 07/14/2006 ...............    1,077,313
 3,900,000    6.100% due 05/22/2006 ...............    4,222,210
 2,500,000  AOL Time Warner, Inc.
              6.125% due 04/15/2006 ...............    2,583,462
 2,925,000  Bank of America Corp.
              6.875% due 02/15/2005 ...............    3,195,469
 5,000,000  Bank of New York
              4.140% due 08/02/2007 ...............    5,135,620
 2,500,000  BellSouth Telecommunications, Inc.
              6.375% due 06/01/2028 ...............    2,652,405
 1,125,000  BRE Properties, Inc.
              7.125% due 02/15/2013 ...............    1,238,610
 1,250,000  Burlington North Santa Fe
              6.750% due 07/15/2011 ...............    1,421,217
 2,500,000  Carolina Power & Light
              6.500% due 07/15/2012 ...............    2,738,102
 2,000,000  Caterpillar Financial Services Corp.
              6.090% due 03/01/2004 ...............    2,099,744
 5,250,000  Citigroup, Inc.
              6.750% due 12/01/2005 ...............    5,841,754
10,000,000  Coca-Cola Enterprises, Inc.
              0.000% due 06/20/2020(b) ............    3,428,200
 1,375,000  Conoco Funding Co.
              5.450% due 10/15/2006 ...............    1,485,400
 1,800,000  Delphi Automotive Systems Corp.
              6.125% due 05/01/2004 ...............    1,857,278
 3,000,000  Dominion Resources, Inc.
              7.625% due 07/15/2005 ...............    3,293,337
 1,265,000  Duke Realty Corp.
              7.050% due 03/01/2006(a) ............    1,369,788
            EOP Operating LP
 3,150,000    6.500% due 06/15/2004 ...............    3,284,760
 1,600,000    6.800% due 01/15/2009 ...............    1,737,483
 3,975,000  Equity Residential Properties
              6.875% due 11/01/2004 ...............    4,266,900
 2,190,420  FedEx Corp.
              6.720% due 01/15/2022 ...............    2,419,308
 5,000,000  First Security Corp.
              7.000% due 07/15/2005 ...............    5,566,160
 1,950,000  Firstar Bank
              7.125% due 12/01/2009 ...............    2,307,878
            Ford Motor Credit Co.
 5,200,000    5.800% due 01/12/2009 ...............    4,828,933
 1,000,000    7.375% due 10/28/2009 ...............      992,430
 2,500,000  General Electric Capital Corp.
              5.375% due 03/15/2007(L) ............    2,678,600
            General Motors Acceptance Corp.
 1,570,000    5.850% due 01/14/2009 ...............    1,510,320
 2,400,000    6.875% due 09/15/2011 ...............    2,397,295
            General Motors Corp.
 1,475,000    7.200% due 01/15/2011 ...............    1,483,415
   615,000    8.800% due 03/01/2021 ...............      661,087
 1,400,000  Georgia Power Co.
              6.200% due 02/01/2006 ...............    1,536,704
            Household Finance Corp.
 2,490,000    5.875% due 09/25/2004 ...............    2,579,762
   750,000    6.400% due 06/17/2008 ...............      800,673
            International Lease Finance Corp.
 3,000,000    5.540% due 03/21/2005 ...............    3,125,733
 2,000,000    5.950% due 06/06/2005 ...............    2,104,674

---------------------------------------------------------------
  Principal                                             Value
   Amount                                             (Note 2)
---------------------------------------------------------------
$1,070,000  International Paper Co.
              6.500% due 11/15/2007 ............... $  1,184,746
            May Department Stores Co.
 4,575,000    6.900% due 01/15/2032 ...............    4,772,526
   675,000    7.450% due 09/15/2011(L) ............      780,667
 5,000,000  Merrill Lynch & Co.
              5.360% due 02/01/2007 ...............    5,317,805
 3,525,000  Morgan Stanley
              5.800% due 04/01/2007 ...............    3,827,318
            National City Corp.
 3,250,000    6.875% due 05/15/2019 ...............    3,543,657
 2,000,000    7.200% due 05/15/2005 ...............    2,201,532
 2,500,000  Nationwide Life
              5.350% due 02/15/2007++ .............    2,622,478
 2,475,000  Paccar Financial Corp.
              6.920% due 08/15/2003 ...............    2,555,529
 1,120,000  Pacific Bell
              6.625% due 11/01/2009 ...............    1,294,188
            PNC Funding Corp.
 3,050,000    6.125% due 09/01/2003 ...............    3,129,965
 3,480,000    6.125% due 02/15/2009 ...............    3,763,349
 1,025,000  Prologis Trust
              7.000% due 10/01/2003 ...............    1,054,069
            Sprint Capital Corp.
 1,500,000    6.875% due 11/15/2028 ...............    1,211,342
 2,000,000    8.375% due 03/15/2012 ...............    1,993,786
            Suntrust Banks, Inc.
 4,000,000    6.000% due 02/15/2026 ...............    4,348,128
   845,000    6.125% due 02/15/2004 ...............      885,072
 1,090,000  United Parcel Service
              8.375% due 04/01/2030 ...............    1,493,638
 2,500,000  USAA Capital Corp.
              5.591% due 12/20/2006++ .............    2,684,205
 1,825,000  Washington Mutual, Inc.
              7.500% due 08/15/2006 ...............    2,053,782
 1,400,000  Weyerhaeuser Co.
              7.375% due 03/15/2032 ...............    1,523,108
                                                    ------------
            Total Corporate Fixed Income Securities
              (Cost $135,203,433) .................  144,237,295
                                                    ------------
MORTGAGE BACKED SECURITIES -- 46.7%
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)-- 21.4%
27,010,003  5.500% due 08/15/2011 to 01/01/2033 ...   27,782,208
23,456,000  6.000% due 09/15/2014 to 01/15/2015 ...   24,617,192
54,332,544  6.500% due 11/15/2024 to 08/01/2032 ...   56,477,367
                                                    ------------
                                                     108,876,767
                                                    ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 24.7%
13,285,000  5.000% due 01/01/2018 .................   13,608,822
 5,735,000  5.500% due 05/25/2012 .................    5,969,111
 5,450,000  5.750% due 01/25/2013 .................    5,638,947
 6,290,000  6.000% due 03/25/2017 .................    6,683,435
 4,240,122  6.140% due 04/01/2009 .................    4,709,720
 2,514,681  6.150% due 02/01/2011 .................    2,807,641
 1,960,951  6.230% due 01/01/2008 .................    2,164,853
14,151,618  6.500% due 06/01/2017 to 07/25/2042 ...   14,848,803
 2,415,653  6.905% due 11/01/2003 .................    2,464,666
 5,715,612  6.978% due 10/01/2010 .................    6,627,252
 8,413,466  7.000% due 07/18/2012 to 06/01/2032 ...    9,031,699
 1,460,316  7.010% due 11/01/2008 .................    1,686,227
 4,735,486  7.070% due 11/01/2006 .................    5,296,295
 3,120,060  7.280% due 10/01/2003 .................    3,164,618
 2,271,991  7.305% due 05/01/2007 .................    2,590,551

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
  Principal                                      Value
   Amount                                      (Note 2)
---------------------------------------------------------------
MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- (CONTINUED)
$26,760,044 7.500% due 05/01/2027 to 08/25/2042 ... $ 28,816,182
  5,431,897 7.529% due 04/01/2010 .................    6,469,390
  2,297,409 7.740% due 06/01/2007 .................    2,650,373
        333 8.000% due 08/01/2004 to 05/01/2006 ...          350
                                                    ------------
                                                     125,228,935
                                                    ------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 0.6%
 2,740,000  7.250% due 07/16/2028 .................    2,987,227
                                                    ------------
            Total Mortgage Backed Securities
              (Cost $232,128,999) .................  237,092,929
                                                    ------------
ASSET-BACKED SECURITIES -- 7.9%
 2,595,000  Citibank Credit Card Issuance Trust,
              Class C3
              6.650% due 05/15/2008 ...............    2,801,406
 3,200,000  COMM Series 2000-C1, Class A2
              7.416% due 08/15/2033 ...............    3,736,275
 6,500,000  Discover Card Master Trust I, Class A
              1.700% due 02/16/2007 ...............    6,528,532
 4,572,037  Lehman Brothers-UBS Commercial
              Mortgage Trust, Class A1
              7.180% due 09/15/2019 ...............    5,126,025
 5,000,000  MBNA Master Credit Card Trust, Class A
              7.000% due 02/15/2012 ...............    5,748,121
 2,815,000  Morgan Stanley Capital I, Class A3
              5.520% due 12/15/2035 ...............    3,027,082
            Residential Asset Mortgage Products, Inc.,
              Class A
 5,115,000    4.980% due 09/25/2028 ...............    5,318,602
 5,865,000    5.572% due 06/25/2032 ...............    6,054,916
 1,497,629  Saxon Asset Securities Trust, Class AF4
              8.234% due 03/25/2024 ...............    1,512,631
                                                    ------------
            Total Asset-Backed Securities
              (Cost $38,579,323) ..................   39,853,590
                                                    ------------
U.S. TREASURY OBLIGATIONS -- 11.8%
            U.S. TREASURY BONDS -- 7.5%
32,895,000  6.000% due 02/15/2026(L) ..............   37,707,209
                                                    ------------
            U.S. TREASURY NOTES -- 4.3%
 7,220,000  6.000% due 08/15/2009(L) ..............    8,396,636
13,185,000  3.250% due 05/31/2004(L) ..............   13,540,389
                                                    ------------
                                                      21,937,025
                                                    ------------
            Total U.S. Treasury Obligations
              (Cost $58,480,786) ..................   59,644,234
                                                    ------------

---------------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
---------------------------------------------------------------
CLOSED END INVESTMENT COMPANIES -- 1.7%
   372,400  BlackRock North American
              Government Income Trust, Inc. .......  $ 3,966,060
   316,200  MFS Government Markets
              Income Trust ........................    2,203,914
   244,800  TCW/DW Term Trust 2003 ................    2,663,424
                                                    ------------
            Total Closed End Investment Companies
              (Cost $8,148,684) ...................    8,833,398
                                                    ------------
FOREIGN COMMON STOCK -- 0.0% # (Cost $0)
            DIVERSIFIED OPERATIONS -- 0.0% #
    97,292  Guangdong Investment Ltd.
              (Hong Kong) + .......................       12,102
                                                    ------------
  Principal
   Amount
 ----------
REPURCHASE AGREEMENTS -- 9.1% (Cost $46,220,000)
$46,220,000   Agreement dated 12/31/2002 with
                State Street Bank, 0.93% to be
                repurchased at $46,222,388 on
                01/02/2003, collateralized by
                $45,025,000 Federal Home Loan
                Mortgage Corp. 7.000% due
                04/01/2032, market value
                $45,025,000; and $2,080,000
                Federal National Mortgage
                Association 5.000% due
                04/30/2003, market value
                $2,140,476 ........................   46,220,000
                                                    ------------
TOTAL INVESTMENTS
   (Cost $518,761,225) ..................  105.6%   $535,893,548
                                           -----    ------------
OTHER ASSETS AND
   LIABILITIES (NET) ....................   (5.6)%   (28,459,641)
                                           -----    ------------
NET ASSETS ..............................  100.0%   $507,433,907
                                           =====    ============

------------------------
+ Principal amount is stated in the currency of the country in which the security is denominated.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $5,306,683 or 1.05% of net assets.
#   Amount represents less than 0.1%.
(a) Variable Rate Security. The interest rate shown reflects the rate in effect as of December 31, 2002.
(b) Zero Coupon Bond.
(L) Securities lending -- securities in whole or in part on loan at December 31, 2002.

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        NEW COVENANT BALANCED GROWTH FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
                                                 Value
  Shares                                       (Note 2)
---------------------------------------------------------------
INVESTMENT COMPANIES -- 98.5%

 7,697,609  New Covenant Growth Fund .......$164,420,931
 3,687,816  New Covenant Income Fund .......  96,583,909
                                            ------------
            Total Investment Companies
              (Cost $319,325,447) .......... 261,004,840
                                            ------------
  Principal
   Amount
  ---------
REPURCHASE AGREEMENTS -- 1.7%  (Cost $4,486,000)
$4,486,000  $4,486,000 Agreement dated 12/31/2002
              with State Street Bank, 0.93% to be
              purchased at $4,486,232 on
              01/02/2003, collateralized by
              $4,670,000 Federal National Mortgage
              Association 6.000% due 06/01/2016,
              market value $4,603,842 ......   4,486,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $323,811,447) ............ 100.2%  $265,490,840

OTHER ASSETS AND
   LIABILITIES (NET) ..............  (0.2)%     (645,203)
                                    -----   ------------
NET ASSETS ........................ 100.0%  $264,845,637
                                    =====   ============

                        NEW COVENANT BALANCED INCOME FUND
                          DECEMBER 31, 2002 (UNAUDITED)

---------------------------------------------------------------
                                                 Value
  Shares                                       (Note 2)
---------------------------------------------------------------
INVESTMENT COMPANIES -- 98.5%
 1,993,784  New Covenant Growth Fund .......$ 42,587,216
 2,675,028  New Covenant Income Fund .......  70,058,973
                                            ------------
            Total Investment Companies
              (Cost $123,982,601) .......... 112,646,189
                                            ------------
  Principal
   Amount
 ----------
REPURCHASE AGREEMENTS -- 1.7%  (Cost $1,915,000)
$1,915,000  $1,915,000 Agreement dated 12/31/2002
              with State Street Bank, 0.93% to be
              repurchased at $1,915,099 on 01/02/2003
              collateralized by $1,955,000 Federal
              Home Loan Mortgage 7.000% due
              04/01/2032,market value
              $1,990,733 ...................   1,915,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $125,897,601) ............ 100.2%  $114,561,189

OTHER ASSETS AND
   LIABILITIES (NET) ..............  (0.2)%     (244,559)
                                    -----   ------------
NET ASSETS ........................ 100.0%  $114,316,630
                                    =====   ============

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                      BALANCED            BALANCED
                                              GROWTH FUND         INCOME FUND        GROWTH FUND         INCOME FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Note 2) .........$ 669,830,123       $535,893,548        $265,490,840       $114,561,189
    Foreign currency, at value
       (Cost $3,198, $0, $0 and $0,
       respectively) .......................        3,303                 --                  --                 --
    Cash ...................................        5,732                 --                 471                149
    Unrealized appreciation on foreign
       exchange contracts and other
       foreign transactions ................        4,459             33,364                  --                 --
    Receivable for investments sold ........    1,792,599            233,976                  --                 --
    Receivable for fund shares sold ........      488,889            431,798               3,812              2,804
    Dividends and interest receivable ......      745,311          4,867,248                 116                 49
    Prepaid expenses and other assets ......       14,400             13,797              14,790             11,261
                                            -------------       ------------        ------------       ------------
    Total Assets ...........................  672,884,816        541,473,731         265,510,029        114,575,452
                                            -------------       ------------        ------------       ------------
LIABILITIES:
    Unrealized depreciation on foreign
       exchange contracts and other
       foreign transactions ................           --             23,593                  --                 --
    Payable for securities purchased .......    1,966,566         33,600,134                  --            213,349
    Payable for fund share redeemed ........       59,868              8,000              47,692              7,782
    Advisory fee payable ...................      569,936            312,233                  --                 --
    Other accrued expenses and
       liabilities .........................      164,578             95,864             616,700             37,691
                                            -------------       ------------        ------------       ------------
    Total Liabilities ......................    2,760,948         34,039,824             664,392            258,822
                                            -------------       ------------        ------------       ------------
NET ASSETS .................................$ 670,123,868       $507,433,907        $264,845,637       $114,316,630
                                            =============       ============        ============       ============
    Investments, at Identified Cost ........$ 786,550,895       $518,761,225        $323,811,447       $125,897,601
                                            =============       ============        ============       ============
NET ASSETS CONSIST OF:
    Paid-in capital ........................$ 957,303,962       $487,842,933        $329,676,880       $127,047,189
    Undistributed / (distributions
        in excess of) net investment income      (538,927)           (45,800)            174,512            124,940
    Accumulated net realized gain / (loss)
       on investments and foreign
       currency transactions ...............$(169,924,959)         2,494,680          (6,685,148)        (1,519,087)
    Net unrealized appreciation /
       (depreciation) on investments
       and foreign currency transactions ...$(116,716,208)        17,142,094         (58,320,607)       (11,336,412)
                                            -------------       ------------        ------------       ------------
    Total Net Assets .......................$ 670,123,868       $507,433,907        $264,845,637       $114,316,630
                                            =============       ============        ============       ============
NET ASSET VALUE, offering price
    and redemption price per share of
    beneficial interest outstanding ........$       21.36       $      26.19        $      63.50       $      16.73
                                            =============       ============        ============       ============
    Number of Portfolio
      Shares Outstanding ...................   31,369,497         19,378,586           4,170,721          6,834,932
                                            =============       ============        ============       ============

                 See accompanying notes to financial statements.
12

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                      BALANCED            BALANCED
                                              GROWTH FUND         INCOME FUND        GROWTH FUND         INCOME FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign taxes
       withheld of $57,168, $214, $0,
       and $0 respectively) ............... $  4,628,083         $   416,300         $ 3,509,926         $ 2,321,994
    Interest ..............................      181,515          12,559,886              28,655              12,430
                                            ------------         -----------         -----------         -----------
    Total Investment Income ...............    4,809,598          12,976,186           3,538,581           2,334,424
                                            ------------         -----------         -----------         -----------
EXPENSES:
    Investment advisory fees (Note 3) .....    3,305,681           1,943,869                  --                  --
    Administration fees ...................       55,403              45,999              21,841               9,506
    Accounting and custody fees ...........      345,341             123,498              17,562              10,055
    Legal and audit fees ..................       29,352              21,512               9,976               4,392
    Transfer agent fees ...................       24,890              32,309             115,956              54,132
    Directors' expenses ...................        1,884               1,529                 767                 291
    Registration fees .....................       16,103               9,968              10,398               9,213
    Shareholder report expenses ...........       10,110               6,407               3,626               1,480
    Insurance expense .....................        9,530              10,891               4,022               1,564
    Miscellaneous expenses ................        6,716               6,961               2,721               1,727
                                            ------------         -----------         -----------         -----------
    Total expenses ........................    3,805,010           2,202,943             186,869              92,360
                                            ------------         -----------         -----------         -----------
    NET INVESTMENT INCOME .................    1,004,588          10,773,243           3,351,712           2,242,064
                                            ------------         -----------         -----------         -----------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain / (loss) on:
       Investments ........................  (46,593,751)         12,393,598          (2,400,762)           (451,909)
       Foreign currency transactions ......       25,104                  --                  --                  --
                                            ------------         -----------         -----------         -----------
    Net realized gain / (loss) on investments
       and foreign currency transactions ..  (46,568,647)         12,393,598          (2,400,762)           (451,909)
                                            ------------         -----------         -----------         -----------
    Net change in unrealized appreciation /
       depreciation of investments
       and foreign currency transactions ..  (32,465,846)          6,217,574         (12,978,282)         (1,765,455)
                                            ------------         -----------         -----------         -----------
    Net realized and unrealized gain / (loss)
       on investments and foreign currency
       transactions .......................  (79,034,493)         18,611,172         (15,379,044)         (2,217,364)
                                            ------------         -----------         -----------         -----------
NET INCREASE / (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ....................... $(78,029,905)        $29,384,415        $(12,027,332)       $     24,700
                                            ============         ===========        ============        ============

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

--------------------------------------------------------------------------------
                                   GROWTH FUND
--------------------------------------------------------------------------------

                                                                                FOR THE
                                                                           SIX MONTHS ENDED       FOR THE
                                                                           DECEMBER 31, 2002    YEAR ENDED
                                                                              (UNAUDITED)      JUNE 30, 2002
                                                                           -----------------  ---------------
OPERATIONS:
    Net investment income .................................................  $   1,004,588     $   1,160,117
    Net realized loss on investments and foreign currency transactions ....    (46,568,647)     (109,463,149)
    Net change in unrealized appreciation / depreciation on investments and
       foreign currency transactions ......................................    (32,465,846)      (36,462,932)
                                                                             -------------     -------------
    Net decrease in net assets resulting from operations ..................    (78,029,905)     (144,765,964)
                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income .................................................     (1,358,967)         (283,511)
    Return of capital .....................................................           --          (1,511,062)
                                                                             -------------     -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ........................     (1,358,967)       (1,794,573)
                                                                             -------------     -------------
SHARE TRANSACTIONS:
    Net increase in net assets from shares of
       beneficial interest transactions (Note 5) ..........................     53,890,517        25,281,453
                                                                             -------------     -------------
    Net decrease in net assets ............................................    (25,498,355)     (121,279,084)
                                                                             -------------     -------------
NET ASSETS:
    Beginning of period ...................................................    695,622,223       816,901,307
                                                                             -------------     -------------
    End of period .........................................................  $ 670,123,868     $ 695,622,223
                                                                             =============     =============

--------------------------------------------------------------------------------
                                   INCOME FUND
--------------------------------------------------------------------------------

                                                                             FOR THE
                                                                        SIX MONTHS ENDED        FOR THE
                                                                        DECEMBER 31, 2002     YEAR ENDED
                                                                           (UNAUDITED)       JUNE 30, 2002
                                                                        -----------------  ----------------
OPERATIONS:
    Net investment income .............................................  $  10,773,243       $  26,464,051
    Net realized gain on investments ..................................     12,393,598           5,967,767
    Net change in unrealized appreciation / depreciation on investments      6,217,574          10,231,257
                                                                         -------------       -------------
    Net increase in net assets resulting from operations ..............     29,384,415          42,663,075
                                                                         -------------       -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income .............................................    (10,798,597)        (26,927,495)
    From net realized gains ...........................................     (5,326,766)               --
                                                                         -------------       -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ....................    (16,125,363)        (26,927,495)
                                                                         -------------       -------------
SHARE TRANSACTIONS:
    Net decrease in net assets from shares of
       beneficial interest transactions (Note 5) ......................    (51,181,617)        (29,664,776)
                                                                         -------------       -------------
    Net decrease in net assets ........................................    (37,922,565)        (13,929,196)
                                                                         -------------       -------------
NET ASSETS:
    Beginning of period ...............................................    545,356,472         559,285,668
                                                                         -------------       -------------
    End of period .....................................................  $ 507,433,907       $ 545,356,472
                                                                         =============       =============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                             STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

--------------------------------------------------------------------------------
                              BALANCED GROWTH FUND
--------------------------------------------------------------------------------

                                                                             FOR THE
                                                                        SIX MONTHS ENDED        FOR THE
                                                                        DECEMBER 31, 2002     YEAR ENDED
                                                                           (UNAUDITED)       JUNE 30, 2002
                                                                        -------------------- --------------
OPERATIONS:
    Net investment income .............................................  $   3,351,712       $   6,024,050
    Net realized loss on investments ..................................     (2,400,762)         (3,995,988)
    Net change in unrealized appreciation / depreciation on investments    (12,978,282)        (26,406,661)
                                                                         -------------       -------------
    Net decrease in net assets resulting from operations ..............    (12,027,332)        (24,378,599)
                                                                         -------------       -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income .............................................     (3,519,241)         (5,280,349)
    Net realized gains ................................................       (354,256)        (26,305,906)
    Return of capital .................................................           --            (1,613,282)
                                                                         -------------       -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ....................     (3,873,497)        (33,199,537)
                                                                         -------------       -------------
SHARE TRANSACTIONS:
    Net increase / (decrease) in net assets from shares of
       beneficial interest transactions (Note 5) ......................     (5,567,902)         29,019,313
                                                                         -------------       -------------
    Net decrease in net assets ........................................    (21,468,731)        (28,558,823)
                                                                         -------------       -------------
NET ASSETS:
    Beginning of period ...............................................    286,314,368         314,873,191
                                                                         -------------       -------------
    End of period .....................................................  $ 264,845,637       $ 286,314,368
                                                                         =============       =============

--------------------------------------------------------------------------------
                              BALANCED INCOME FUND
--------------------------------------------------------------------------------

                                                                              FOR THE
                                                                         SIX MONTHS ENDED        FOR THE
                                                                         DECEMBER 31, 2002     YEAR ENDED
                                                                            (UNAUDITED)       JUNE 30, 2002
                                                                         ----------------  -------------------
OPERATIONS:
    Net investment income .............................................  $   2,242,064         $   3,621,651
    Net realized loss on investments ..................................       (451,909)             (251,449)
    Net change in unrealized appreciation / depreciation on investments     (1,765,455)           (5,152,997)
                                                                         -------------         -------------
    Net increase / (decrease) in net assets resulting from operations .         24,700            (1,782,795)
                                                                         -------------         -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income .............................................     (2,193,114)           (3,458,509)
    Net realized gains ................................................       (368,191)           (5,709,821)
    Return of capital .................................................           --                (219,232)
                                                                         -------------         -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ....................     (2,561,305)           (9,387,562)
                                                                         -------------         -------------
SHARE TRANSACTIONS:
    Net increase in net assets from shares of
       beneficial interest transactions (Note 5) ......................      2,840,571             8,664,274
                                                                         -------------         -------------
    Net increase / (decrease) in net assets ...........................        303,966            (2,506,083)
                                                                         -------------         -------------
NET ASSETS:
    Beginning of period ...............................................    114,012,664           116,518,747
                                                                         -------------         -------------
    End of period .....................................................  $ 114,316,630         $ 114,012,664
                                                                         =============         =============

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

--------------------------------------------------------------------------------
                                  GROWTH FUND*
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED      FOR THE         FOR THE           FOR THE
                                                     DECEMBER 31, 2002   YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                        (UNAUDITED)     JUNE 30, 2002   JUNE 30, 2001     JUNE 30, 2000
                                                     -----------------  -------------   -------------     -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period ............... $  24.13         $  29.26          $  42.07         $  40.81**
                                                         --------         --------          --------         --------
    Net investment income ..............................     0.03             0.04              0.10             0.15
    Net realized and unrealized gain / (loss) on
       investments and foreign currency transactions ...    (2.76)           (5.11)            (4.86)            2.49
                                                         --------         --------          --------         --------
    Total from investment operations ...................    (2.73)           (5.07)            (4.76)            2.64
                                                         ========         ========          ========         ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ..............................    (0.04)           (0.01)               --            (0.30)
    Net realized gains .................................       --               --             (7.80)           (1.08)
    Return of capital ..................................       --            (0.05)            (0.25)              --
                                                         --------         --------          --------         --------
    Total distributions ................................    (0.04)           (0.06)            (8.05)           (1.38)
                                                         --------         --------          --------         --------
    NET ASSET VALUE, END OF PERIOD ..................... $  21.36         $  24.13          $  29.26         $  42.07
                                                         ========         ========          ========         ========
    Total return .......................................   (11.29)%         (17.34)%          (12.33)%           6.38%
                                                         ========         ========          ========         ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ............... $670,124         $695,622          $816,901         $905,086
    Ratio of net investment income to
       average net assets ..............................     0.30%            0.15%             0.20%            0.37%
    Ratio of operating expenses to
       average net assets ..............................     1.14%            1.11%             1.07%            1.07%
    Portfolio turnover rate ............................       50%+             79%              142%             152%

--------------------------------------------------------------------------------
                                  INCOME FUND*
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED      FOR THE         FOR THE           FOR THE
                                                     DECEMBER 31, 2002   YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                        (UNAUDITED)     JUNE 30, 2002   JUNE 30, 2001     JUNE 30, 2000
                                                     -----------------  -------------   -------------     -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period ............... $  25.54         $  24.83          $  23.89         $  24.52**
                                                         --------         --------          --------         --------
    Net investment income ..............................     0.55             1.21              1.50             1.47
    Net realized and unrealized gain / (loss) on
       investments, options, and foreign
       currency transactions ...........................     0.93             0.73              0.92            (0.63)
                                                         --------         --------          --------         --------
    Total from investment operations ...................     1.48             1.94              2.42             0.84
                                                         ========         ========          ========         ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ..............................    (0.55)           (1.23)            (1.48)           (1.47)
    Net realized gains .................................    (0.28)           --                --               --
                                                         --------         --------          --------         --------
    Total distributions ................................    (0.83)           (1.23)            (1.48)           (1.47)
                                                         --------         --------          --------         --------
    NET ASSET VALUE, END OF PERIOD ..................... $  26.19         $  25.54          $  24.83         $  23.89
                                                         ========         ========          ========         ========
    Total return .......................................     5.82%            7.97%            10.31%            3.55%
                                                         ========         ========          ========         ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ............... $507,434         $545,356          $559,286         $571,669
    Ratio of net investment income to
       average net assets ..............................     4.16%            4.72%             5.99%            6.12%
    Ratio of operating expenses to
       average net assets ..............................     0.85%            0.84%             0.82%            0.83%
    Portfolio turnover rate ............................      261%+            290%              191%             182%

----------------------
*  The Fund commenced investment operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.
+  Annualized.

                 See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

--------------------------------------------------------------------------------
                              BALANCED GROWTH FUND*
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED      FOR THE         FOR THE           FOR THE
                                                     DECEMBER 31, 2002   YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                        (UNAUDITED)     JUNE 30, 2002   JUNE 30, 2001     JUNE 30, 2000
                                                     -----------------  -------------   -------------     -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period ............... $  67.25         $  81.92          $  91.84         $  90.96**
                                                         --------         --------          --------         --------
    Net investment income ..............................     0.81             1.52              2.33             3.18
    Net realized and unrealized gain / (loss) on
       investments .....................................    (3.63)           (7.44)            (5.07)            1.48
                                                         --------         --------          --------         --------
    Total from investment operations ...................    (2.82)           (5.92)            (2.74)            4.66
                                                         ========         ========          ========         ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ..............................    (0.84)           (1.34)            (5.68)           (3.19)
    Net realized gains .................................    (0.09)           (7.00)            (1.50)           (0.59)
    Return of capital ..................................       --            (0.41)               --               --
                                                         --------         --------          --------         --------
    Total distributions ................................    (0.93)           (8.75)            (7.18)           (3.78)
                                                         --------         --------          --------         --------
    NET ASSET VALUE, END OF PERIOD ..................... $  63.50         $  67.25          $  81.92         $  91.84
                                                         ========         ========          ========         ========
    Total return .......................................    (4.17)%          (7.79)%           (3.01)%           5.13%
                                                         ========         ========          ========         ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ............... $264,846         $286,314          $314,873         $343,231
    Ratio of net investment income to
       average net assets ..............................     2.47%            2.02%             2.61%            3.50%
    Ratio of operating expenses to
       average net assets ..............................     0.14%            0.11%             0.09%            0.10%
    Portfolio turnover rate ............................       20%+             18%               18%               8%

--------------------------------------------------------------------------------
                              BALANCED INCOME FUND*
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED      FOR THE         FOR THE           FOR THE
                                                     DECEMBER 31, 2002   YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                        (UNAUDITED)     JUNE 30, 2002   JUNE 30, 2001     JUNE 30, 2000
                                                     -----------------  -------------   -------------     -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period ............... $  17.10         $  18.88          $  20.01         $  20.16**
                                                         --------         --------          --------         --------
    Net investment income ..............................     0.33             0.57              0.78             0.89
    Net realized and unrealized loss on
       investments .....................................    (0.32)           (0.84)            (0.38)           (0.02)
                                                         --------         --------          --------         --------
    Total from investment operations ...................     0.01            (0.27)             0.40             0.87
                                                         ========         ========          ========         ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ..............................    (0.33)           (0.54)            (1.22)           (0.89)
    Net realized gains .................................    (0.05)           (0.94)            (0.31)           (0.13)
    Return of capital ..................................       --            (0.03)               --               --
                                                         --------         --------          --------         --------
    Total distributions ................................    (0.38)           (1.51)            (1.53)           (1.02)
                                                         --------         --------          --------         --------
    NET ASSET VALUE, END OF PERIOD ..................... $  16.73         $  17.10          $  18.88         $  20.01
                                                         ========         ========          ========         ========
    Total return .......................................     0.08%           (1.55)%            2.08%            4.40%
                                                         ========         ========          ========         ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ............... $114,317         $114,013          $116,519         $124,809
    Ratio of net investment income to
       average net assets ..............................     3.96%            3.13%             3.88%            4.46%
    Ratio of operating expenses to
       average net assets ..............................     0.16%            0.14%             0.12%            0.14%
    Portfolio turnover rate ............................       24%+             11%               20%              12%

-------------------------------
*  The Fund commenced investment operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.
+  Annualized.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                         DECEMBER 31, 2002 (UNAUDITED)

1. ORGANIZATION
New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund", and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is the NCF Investment Department of New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND                   Long-term capital appreciation. Dividend income,
                              if any, will be incidental.

INCOME FUND                   High level of current income with preservation of
                              capital.

BALANCED GROWTH FUND          Produce capital appreciation with less risk than
                              would be present in a portfolio of only
                              common stocks.

BALANCED INCOME FUND          Produce current income and long-term growth of
                              capital.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                         DECEMBER 31, 2002 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time forward contracts are extinguished.

The Income Fund had the following open forward foreign currency contracts as December 31, 2002:

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                     SETTLEMENT    APPRECIATION/
CONTRACTS TO RECEIVE            IN EXCHANGE FOR         DATE      (DEPRECIATION)
--------------------------------------------------------------------------------
MXN             2,264,535   USD             210,039   06/23/03       $ 33,364
USD               210,039   MXN           2,264,535   06/23/03        (23,593)
--------------------------------------------------------------------------------
                                                                     $  9,771
================================================================================

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank. Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at not less than 102% of the market value of the securities loaned. Cash collateral received is invested by State Street Bank pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Net income earned on investment of cash collateral and loan premiums received on non-cash collateral is allocated between State Street and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective statements of operations.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at December 31, 2002, was as follows:

--------------------------------------------------------------------------------
                                        VALUE OF                  VALUE OF
FUND                                SECURITIES LOANED            COLLATERAL
--------------------------------------------------------------------------------
Growth Fund ........................   $90,803,613               $92,453,085
Income Fund ........................    60,615,234                60,984,991
================================================================================

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market daily. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES: It is the Funds' intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                         DECEMBER 31, 2002 (UNAUDITED)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the NCF Investment Department of the New Covenant Trust Company, N.A. (or the "Adviser"). Under the Agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the value of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with five Sub-Advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Capital Guardian Trust Company, N.A., Seneca Capital Management, Sound Shore Management, Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group is the Sub-Adviser for the Income Fund.

The Trust has a Services Agreement with PFPC Inc. ("PFPC"). Under the Services Agreement, PFPC provides transfer agency, fund accounting and administrative services to the Funds.

The Trust has a Distribution Agreement with PFPC Distributors, Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with State Street Bank.

4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended December 31, 2002 were as follows:

--------------------------------------------------------------------------------
FUND                                    PURCHASES                   SALES
--------------------------------------------------------------------------------
Growth Fund .........................  $233,017,748             $178,286,741
Income Fund .........................    24,954,847               57,755,769
Balanced Growth .....................    28,684,459               34,668,268
Balanced Income .....................    16,749,387               14,197,269
--------------------------------------------------------------------------------

 The cost of purchases and proceeds from sales of long-term U.S. Government securities for six months ended December 31, 2002 were as follows:

--------------------------------------------------------------------------------
FUND                                   PURCHASES                   SALES
--------------------------------------------------------------------------------
Income Fund ......................... $662,273,480             $665,669,652
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                         DECEMBER 31, 2002 (UNAUDITED)

5. SHARES OF BENEFICIAL INTEREST
The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                                      SIX MONTHS ENDED
                                                      DECEMBER 31, 2002                          YEAR ENDED
                                                         (UNAUDITED)                             06/30/2002
---------------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Sold .......................................... 3,387,006        $ 72,039,585            3,021,484         $ 81,887,519
Issued as reinvestment of dividends ...........     3,646              76,547                4,236              115,424
Redeemed ......................................  (850,660)        (18,225,615)          (2,111,568)         (56,721,490)
---------------------------------------------------------------------------------------------------------------------------
Net Increase .................................. 2,539,992        $ 53,890,517              914,152         $ 25,281,453
===========================================================================================================================

                                                      SIX MONTHS ENDED
                                                      DECEMBER 31, 2002                          YEAR ENDED
                                                         (UNAUDITED)                             06/30/2002
---------------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
INCOME FUND:
Sold ..........................................   884,424        $ 23,055,827            2,077,752         $ 52,681,877
Issued as reinvestment of dividends ...........   157,006           4,117,768               52,435            1,323,654
Redeemed ......................................(3,017,042)        (78,355,212)          (3,296,121)         (83,670,307)
---------------------------------------------------------------------------------------------------------------------------
Net Decrease ..................................(1,975,612)       $(51,181,617)          (1,165,934)        $(29,664,776)
===========================================================================================================================

                                                      SIX MONTHS ENDED
                                                      DECEMBER 31, 2002                          YEAR ENDED
                                                         (UNAUDITED)                             06/30/2002
---------------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH FUND:
Sold ..........................................   164,576        $ 10,514,010              407,058         $ 29,859,804
Issued as reinvestment of dividends ...........    47,033           2,956,943              427,488           30,786,270
Redeemed ......................................  (298,099)        (19,038,855)            (420,836)         (31,626,761)
---------------------------------------------------------------------------------------------------------------------------
Net Increase / Decrease .......................   (86,490)       $ (5,567,902)             413,710         $ 29,019,313
===========================================================================================================================

                                                      SIX MONTHS ENDED
                                                      DECEMBER 31, 2002                          YEAR ENDED
                                                         (UNAUDITED)                             06/30/2002
---------------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
BALANCED INCOME FUND:
Sold ..........................................   499,254         $ 8,400,374              513,514          $ 9,213,964
Issued as reinvestment of dividends ...........    95,364           1,590,913              423,887            7,485,668
Redeemed ......................................  (425,887)         (7,150,716)            (443,344)          (8,035,358)
---------------------------------------------------------------------------------------------------------------------------
Net Increase ..................................   168,731         $ 2,840,571              494,057          $ 8,664,274
===========================================================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                         DECEMBER 31, 2002 (UNAUDITED)

6. RISK FACTORS
The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A, are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities," however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                         DECEMBER 31, 2002 (UNAUDITED)

7. DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions paid during the fiscal years ended June 30, 2001 and June 30, 2002 was as follows:

                                                      2001 TAXABLE DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                               ORDINARY         NET LONG TERM        TOTAL TAXABLE        RETURN OF           TOTAL
FUND                            INCOME          CAPITAL GAINS        DISTRIBUTIONS         CAPITAL        DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
Growth Fund .................. $54,457,198      $112,635,211          $167,092,409        $5,451,104       $172,543,513
Income Fund ..................  34,652,304                --            34,652,304                --         34,652,304
Balanced Growth Fund .........  23,822,682         3,362,279            27,184,961                --         27,184,961
Balanced Income Fund .........   8,165,563         1,178,641             9,344,204                --          9,344,204
---------------------------------------------------------------------------------------------------------------------------

                                                      2002 TAXABLE DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                               ORDINARY        NET LONG TERM         TOTAL TAXABLE        RETURN OF           TOTAL
FUND                            INCOME          CAPITAL GAINS        DISTRIBUTIONS         CAPITAL        DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
Growth Fund .................. $   283,511       $        --           $   283,511        $1,511,062        $ 1,794,573
Income Fund ..................  26,927,495                --            26,927,495                --         26,927,495
Balanced Growth Fund .........   5,280,349        26,305,906            31,586,255         1,613,282         33,199,537
Balanced Income Fund .........   3,458,509         5,709,821             9,168,330           219,232          9,387,562
---------------------------------------------------------------------------------------------------------------------------

8. FEDERAL INCOME TAXES
As of June 30, 2002, the Fund had available for federal tax purposes unused capital loss carryforwards as follows:

-------------------------------------------------------------------------------
                                         EXPIRING IN 2009      EXPIRING IN 2010
-------------------------------------------------------------------------------
Growth Fund ................................ $       --           $45,005,343
Income Fund ................................  3,631,732                    --
Balanced Growth Fund .......................         --               299,632
-------------------------------------------------------------------------------

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

                                 [LOGO OMITTED]

                                      NEW
                                    COVENANT
                                     FUNDS

This report is authorized for distribution only if preceded or accompanied by a current prospectus. Shares of New Covenant Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                                                                     FDN12-03-06

NEW COVENANT FUNDS
200 EAST TWELFTH STREET, SUITE C
JEFFERSONVILLE, IN 47130
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